Variable Interest Entities - Previously Retained Mortgage-backed and Asset-backed notes (Details) (10-K) - Collateralized Mortgage Backed Securities [Member] $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Springleaf Mortgage Loan Trust 2013 3 [Member]
Variable Interest Entity [Line Items]
Debt instrument, face amount	$ 23
Residential Portfolio Segment [Member] | Springleaf Mortgage Loan Trust 2013 2 [Member]
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	158
Debt instrument, face amount	149
Residential Portfolio Segment [Member] | Springleaf Mortgage Loan Trust 2013 3 [Member]
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	23
Residential Portfolio Segment [Member] | Springleaf Mortgage Loan Trust 2012 2 [Member]
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	20
Debt instrument, face amount	21
Residential Portfolio Segment [Member] | Spring leaf Mortgage Loan Trust 20123 [Member]
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	8
Debt instrument, face amount	$ 8